Acquisition of entities under common control Acquisition of entities under common control	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisition of entities under common control
Acquisition of entities under common control

T-15 Acquisition
On May 17, 2013, the Company's wholly owned subsidiary, Seadrill Partners Operating LLC, acquired a 100% interest in the companies that own and operate the tender rig T-15 from Seadrill for a total purchase price of $210.0 million, less $100.5 million of debt assumed relating to the proportion of Seadrill's existing $440 million credit facility, relating to the T-15. Working capital adjustments reduced the purchase price by $34.9 million, which was settled in cash during the year. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $79.4 million has been recorded as a reduction of equity. The acquisition was funded by a vendor financing loan from Seadrill of $109.5 million.
T-16 Acquisition
On October 18, 2013, Seadrill Partners Operating LLC, acquired from Seadrill a 100% ownership interest in the entity that owns the tender rig T-16 for a total purchase price of $200.0 million, less $93.1 million of debt assumed relating to the proportion of Seadrill's existing $440 million credit facility, relating to the T-16. Working capital adjustments reduced the purchase price by $39.0 million, which was recognized within related party receivables at December 31, 2013. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $67.6 million has been recorded as a reduction of equity. As consideration for the purchase, the Company issued 3,310,622 common units to Seadrill in a private placement transaction at a price of $32.29 per unit, which was valued at $106.9 million.
West Sirius and West Leo Acquisition
On December 13, 2013, the acquisition of the companies that own and operate the West Sirius (the "Sirius Business") and West Leo (the "Leo Business") was completed. The Sirius Business was acquired by Seadrill Capricorn Holdings LLC (51% owned by the Company) and the Leo Business was acquired by Seadrill Operating LP (30% owned by the Company).
The total purchase price of the Sirius Business was $1,035.0 million, less debt assumed of $220.2 million, relating to the proportion of Seadrill's existing $1,500 million credit facility relating to the West Sirius. Working capital adjustments increased the purchase price by $106.7 million. 51% (which corresponds to the Company's ownership share of Seadrill Capricorn Holdings LLC) of this was recognized within related party payables at December 31, 2013. The remaining amount was recognized as an increase in the equity contribution from Seadrill described below. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $546.9 million has been recorded as a reduction of equity. The Company funded its share of the purchase price through the equity issue described below, the issuance of a $229.9 million discount note by Seadrill Capricorn Holdings LLC, the issuance of a $70.0 million discount note by the Company, with the remaining 49% (which corresponds to Seadrill's share of Seadrill Capricorn Holdings LLC) being funded by an issuance of common units by Seadrill Capricorn Holdings LLC to Seadrill, totaling $338.8 million.
The total purchase price of the Leo Business was $1,250.0 million, less debt assumed of $485.0 million, relating to the proportion of Seadrill's existing $1,121 million credit facility relating to the West Leo. Working capital adjustments reduced the purchase price by $35.0 million. 30% (which corresponds to the Company's ownership share of Seadrill Operating LP) of this was recognized within related party payables at December 31, 2013. The remaining amount was recognized as a reduction in the equity contribution from Seadrill described below. The acquisition has been accounted for as a transaction between entities under common control. The net assets acquired are recorded at the historic book value of Seadrill. The excess of the purchase price over the book value of net assets acquired of $612.7 million has been recorded as a reduction of equity. The Company funded its share of the purchase price through the equity issue described below, with the remaining 70% (which corresponds to Seadrill's share of Seadrill Operating LP) being funded by an equity contribution to Seadrill Operating LP, by Seadrill totaling $511.1 million.
In order to fund the cash portion of the purchase price of these acquisitions, Seadrill Partners issued 12,880,000 common units to the public (including 1,680,000 common units issued to underwriters’ option to purchase additional common units) and 3,394,916 common units to Seadrill, at a price of $29.50 per unit on December 9, 2013 amounting to total gross proceeds of $480.1 million. Issuance fees were $15.3 million.

The following table summarizes the above acquisitions.

(In US$ millions)	T-15	T-16	Sirius	Leo	Total

Total purchase price	210.0	200.0	1,035.0	1,250.0	2,695.0
Debt assumed	(100.5)	(93.1)	(220.2)	(485.0)	(898.8)
Purchase price less debt	109.5	106.9	814.8	765.0	1,796.2
Working capital adjustments	(34.9)	(39.0)	106.7	(35.0)	(2.2)
Adjusted purchase price	74.6	67.9	921.5	730.0	1,794.0
Carrying value of net assets / (liabilities) acquired	(4.8)	0.3	374.6	117.3	487.4
Excess of sales price over net assets acquired	79.4	67.6	546.9	612.7	1,306.6

Refer to Note 1 for further information on how these transactions have had an effect on the Company's consolidated and combined carve out financial statements.